Expense Example - iShares iBonds Dec 2024 Term Treasury ETF - iShares iBonds Dec 2024 Term Treasury ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	$ 23